Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following information has been prepared in accordance with the SEC’s pay versus performance (“PvP”) disclosure requirements under Item 402(v) of Regulation S-K for fiscal years 2022, 2021 and 2020.
Our Compensation Committee has implemented an executive compensation program that is intended to link a substantial portion of our NEOs’ total compensation to the achievement of various short- and long-term financial and operational metrics, and to be aligned with shareholder value. The Committee does not consider the Compensation Actually Paid (“CAP”) metric as a basis for making compensation decisions. Refer to the CD&A beginning on page 39 for details on how we align pay with performance, and how the Committee approaches designing our executive compensation program.
Pay Versus Performance Table
Year (a)	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO (c)	Average Summary Compensation Table Total for non-CEO NEOs (d)	Average Compensation Actually Paid to non-CEOs NEOs (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (000s) (h)	Adjusted EBITDA (000s) (i)
2022	$3,417,703	$(7,264,177)	$1,295,458	$(151,088)	$137.50	$177.95	$36,558	$70,793
2021	5,147,927	17,936,324	1,423,191	3,782,664	271.74	151.52	70,155	108,066
2020	4,495,767	11,205,332	1,274,709	2,655,111	156.97	128.80	33,166	76,346
Column (b). Contains the Total Compensation from the Summary Compensation Table (“SCT”) for each of the respective years for Daryl Adams, who served as our CEO for each of the years shown in the table.
Column (c). “Compensation Actually Paid to CEO” for each of the respective years reflects the Total Compensation in column (b) adjusted per the table below in accordance with the SEC rules for calculating Compensation Actually Paid. The amounts in column (c) do not represent the actual amount of compensation earned by or paid to Mr. Adams during the applicable years. For the actual amounts earned by our CEO and for information about the decisions made by our Compensation Committee, please review the respective CD&As in the proxy statements applicable to each year in the table above.
Compensation Actually Paid to CEO	2022	2021	2020
SCT Total Compensation ($)	3,417,703	5,147,927	4,495,767
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,211,760)	(2,554,773)	(1,978,913)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,053,484	4,349,758	6,021,187
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(3,172,834)	5,666,217	3,547,420
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(6,350,770)	5,327,195	(880,130)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Compensation Actually Paid ($)	(7,264,177)	17,936,324	11,205,332

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
Column (d). Contains the average Total Compensation of the NEOs other than the CEO from the Summary Compensation Table in the proxy statement for each of the respective years shown in the table. The following non-CEO NEOs are included in the average figures shown above for each of the respective years:
2022: Jonathan Douyard, Stephen Guillaume, Colin Hindman, Joshua Sherbin
2021: Jonathan Douyard, Stephen Guillaume, Todd Heavin, Chad Heminover
2020: Jonathan Douyard, Stephen Guillaume, Todd Heavin, Chad Heminover, Frederick Sohm

Peer Group Issuers, Footnote [Text Block]
Columns (f) and (g). The TSR figures assume an initial investment of $100 on December 31, 2019 and show the resulting cumulative total shareholder return for the applicable periods in the table (assuming reinvestment of any dividends), for The Shyft Group in column (f) and for the Peer Group in column (g). The Peer Group is comprised of the Dow Jones Commercial Trucks and Vehicles Total Stock Market Index.

PEO Total Compensation Amount	$ 3,417,703	$ 5,147,927	$ 4,495,767
PEO Actually Paid Compensation Amount	$ (7,264,177)	17,936,324	11,205,332
Adjustment To PEO Compensation, Footnote [Text Block]
Column (c). “Compensation Actually Paid to CEO” for each of the respective years reflects the Total Compensation in column (b) adjusted per the table below in accordance with the SEC rules for calculating Compensation Actually Paid. The amounts in column (c) do not represent the actual amount of compensation earned by or paid to Mr. Adams during the applicable years. For the actual amounts earned by our CEO and for information about the decisions made by our Compensation Committee, please review the respective CD&As in the proxy statements applicable to each year in the table above.
Compensation Actually Paid to CEO	2022	2021	2020
SCT Total Compensation ($)	3,417,703	5,147,927	4,495,767
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,211,760)	(2,554,773)	(1,978,913)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,053,484	4,349,758	6,021,187
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(3,172,834)	5,666,217	3,547,420
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(6,350,770)	5,327,195	(880,130)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Compensation Actually Paid ($)	(7,264,177)	17,936,324	11,205,332

Non-PEO NEO Average Total Compensation Amount	$ 1,295,458	1,423,191	1,274,709
Non-PEO NEO Average Compensation Actually Paid Amount	$ (151,088)	3,782,664	2,655,111
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Column (e). “Average Compensation Actually Paid to non-CEO NEOs” for each of the respective years reflects the Total Compensation in column (d) adjusted per the table below in accordance with the SEC rules for calculating Compensation Actually Paid. The amounts in column (e) do not represent the actual average amount of compensation earned by or paid to our non-CEO NEOs during the applicable years. For the actual amounts earned by our non-CEO NEOs and for information about the decisions made by our Compensation Committee, please review the respective CD&As in the proxy statements applicable to each year in the table above.
Average Compensation Actually Paid to Non-CEO NEOs	2022	2021	2020
SCT Total Compensation ($)	1,295,458	1,423,191	1,274,709
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(670,736)	(663,829)	(526,733)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	507,847	1,086,806	1,630,064
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(605,195)	1,550,824	354,922
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(678,462)	385,671	(77,851)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Compensation Actually Paid ($)	(151,088)	3,782,664	2,655,111

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and Performance
The graphs below show the relationship between Compensation Actually Paid (“CAP”), as described above, for our CEO and non-CEO NEOs to (1) the Company’s TSR and that of the Peer Group, (2) the Company’s Net Income, and (3) the Company’s Adjusted EBITDA, in each case for 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and Performance
The graphs below show the relationship between Compensation Actually Paid (“CAP”), as described above, for our CEO and non-CEO NEOs to (1) the Company’s TSR and that of the Peer Group, (2) the Company’s Net Income, and (3) the Company’s Adjusted EBITDA, in each case for 2022, 2021 and 2020.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Pay and Performance
The graphs below show the relationship between Compensation Actually Paid (“CAP”), as described above, for our CEO and non-CEO NEOs to (1) the Company’s TSR and that of the Peer Group, (2) the Company’s Net Income, and (3) the Company’s Adjusted EBITDA, in each case for 2022, 2021 and 2020.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Pay and Performance
The graphs below show the relationship between Compensation Actually Paid (“CAP”), as described above, for our CEO and non-CEO NEOs to (1) the Company’s TSR and that of the Peer Group, (2) the Company’s Net Income, and (3) the Company’s Adjusted EBITDA, in each case for 2022, 2021 and 2020.

Tabular List [Table Text Block]
We selected Adjusted EBITDA as our most important performance measure used to link NEO Compensation Actually Paid for 2022 (as described above) and company performance in 2022 because it is viewed as the primary indicator of the performance and strength of our business. As described in the CD&A section of this proxy, this is the metric with the greatest weight in our Annual Incentive Compensation plan.
Listed below are the metrics we believe are the most important financial performance measures we used to link Compensation Actually Paid for 2022 (as described above) to company performance for 2022.

Financial Performance Measures
Adjusted EBITDA	Net Income	Adjusted EPS
Free Cash Flow	Operating Income

Total Shareholder Return Amount	$ 137.5	271.74	156.97
Peer Group Total Shareholder Return Amount	177.95	151.52	128.8
Net Income (Loss)	$ 36,558,000	$ 70,155,000	$ 33,166,000
Company Selected Measure Amount	70,793,000	108,066,000	76,346,000
PEO Name	Daryl Adams	Daryl Adams	Daryl Adams
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
PEO [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,211,760)	$ (2,554,773)	$ (1,978,913)
PEO [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,053,484	4,349,758	6,021,187
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,172,834)	5,666,217	3,547,420
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,350,770)	5,327,195	(880,130)
PEO [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(670,736)	(663,829)	(526,733)
Non-PEO NEO [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	507,847	1,086,806	1,630,064
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(605,195)	1,550,824	354,922
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(678,462)	385,671	(77,851)
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0